10. Share-Based Compensation (Details - Employee option activity) - Employee Stock Options [Member] - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Options outstanding, beginning balance	147,472	148,381	148,381	99,493
Options granted	0	0	8,336	58,334
Options expired			(9,245)	9,446
Options outstanding, ending balance			147,472	148,381
Options vested or expected to vest			145,389
Options exercisable			96,031	60,992
Weighted-average exercise price outstanding, beginning balance	$ 45.95	$ 47.90	$ 47.90	$ 53.19
Weighted-average exercise price, granted			36.60	40.08
Weighted-average exercise price, expired			68.76	55.32
Weighted-average exercise price, ending balance			45.95	47.90
Weighted-average exercise price, vested or expected to vest			46.25
Weighted-average exercise price, exercisable			$ 49.34	$ 58.08
Weighted-average remaining life outstanding			8 years 2 months 1 day	8 years 6 months 10 days
Weighted-average remaining life, vested or expected to vest			8 years 1 month 27 days
Weighted-average remaining life, exercisable			7 years 11 months 1 day	7 years 5 months 9 days
Aggregate intrinsic value, outstanding beginning balance	$ 0	$ 5,273	$ 5,273	$ 526,073
Aggregate intrinsic value, outstanding ending balance			0	5,273
Aggregate intrinsic value, exercisable			$ 0	$ 5,273